NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide Provident VA Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

DREYFUS CORPORATION

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Growth and Income Portfolio - Initial Shares (DGI)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

FEDERATED INVESTORS

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)

Investors Trust Series - Service Class (MVITSC)

New Discovery Series - Service Class (MNDSC)

Research Series - Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

NVIT Emerging Markets Fund - Class I (GEM)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PIMCO FUNDS

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
17,847 shares (cost $441,765)	$431,010
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
26,685 shares (cost $878,701)	1,074,594
Growth and Income Portfolio - Initial Shares (DGI)
44,153 shares (cost $967,012)	1,444,685
Variable Series I - DWS Bond VIP - Class A (SVSB1)
105,906 shares (cost $589,276)	603,664
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
86,993 shares (cost $721,611)	1,273,580
Variable Series I - DWS International VIP - Class A (SVSI1)
60,476 shares (cost $486,918)	443,894
Managed Volatility Fund II (FVU2)
29,503 shares (cost $304,288)	318,630
Fund for US Government Securities II (FVUS2)
47,680 shares (cost $531,183)	511,608
Equity-Income Portfolio - Initial Class (FEIP)
266,903 shares (cost $5,169,325)	6,376,316
High Income Portfolio - Initial Class (FHIP)
149,080 shares (cost $822,148)	812,484
VIP Asset Manager Portfolio - Initial Class (FAMP)
97,594 shares (cost $1,430,677)	1,486,353
VIP Growth Portfolio - Initial Class (FGP)
126,665 shares (cost $5,155,555)	9,379,509
VIP Growth Portfolio - Service Class 2 (FG2)
9,907 shares (cost $376,783)	721,817
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
17,126 shares (cost $222,120)	219,219
VIP Overseas Portfolio - Initial Class (FOP)
7,602 shares (cost $143,666)	173,867
VIP Overseas Portfolio - Service Class 2 (FO2)
5,724 shares (cost $89,401)	129,709
Growth Series - Service Class (MEGSS)
1,042 shares (cost $34,851)	49,251
Investors Trust Series - Service Class (MVITSC)
4,311 shares (cost $103,367)	127,982
New Discovery Series - Service Class (MNDSC)
5,388 shares (cost $87,394)	100,051
Research Series - Service Class (MVRSC)
5,277 shares (cost $110,630)	153,925
NVIT Emerging Markets Fund - Class I (GEM)
3,942 shares (cost $44,888)	53,929
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,108 shares (cost $15,227)	15,617
NVIT Nationwide Fund - Class IV (TRF4)
111,000 shares (cost $1,027,184)	2,120,096
NVIT Government Bond Fund - Class IV (GBF4)
74,554 shares (cost $851,466)	797,725
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
94,691 shares (cost $1,073,093)	1,232,880
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
33,930 shares (cost $371,787)	391,552
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
98,311 shares (cost $966,610)	1,135,490
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
270,418 shares (cost $2,905,826)	3,326,142
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,958 shares (cost $76,939)	78,979
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
120,697 shares (cost $1,443,427)	1,851,488
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
68,644 shares (cost $1,237,577)	1,552,717
NVIT S&P 500 Index Fund - Class IV (GVEX4)
662,443 shares (cost $6,794,266)	11,639,120
NVIT Large Cap Growth Fund - Class I (NVOLG1)
558,695 shares (cost $9,745,858)	10,995,120
NVIT Large Cap Growth Fund - Class II (NVOLG2)
35,983 shares (cost $617,126)	703,836
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
58,482 shares (cost $637,032)	1,176,073
NVIT Money Market Fund - Class IV (SAM4)
4,532,426 shares (cost $4,532,426)	4,532,426
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,408 shares (cost $102,207)	98,403
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
5,821 shares (cost $66,799)	97,273
High Yield Portfolio - Administrative Class (PMVHYA)
29,200 shares (cost $227,252)	229,807
Total Return Portfolio - Administrative Class (PMVTRA)
34,465 shares (cost $385,566)	377,043
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
27,523 shares (cost $279,805)	244,952
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
87,101 shares (cost $1,087,051)	1,361,385
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
19,158 shares (cost $555,010)	454,622
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
20,611 shares (cost $551,889)	654,204
Advantage VT Opportunity Fund - Class 2 (SVOF)
31,461 shares (cost $581,739)	853,857

Total Investments	$71,806,884

Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	560
Accounts Receivable - VIP Overseas Portfolio - Service Class 2 (FO2)	178
Accounts Receivable - Investors Trust Series - Service Class (MVITSC)	477
Accounts Receivable - New Discovery Series - Service Class (MNDSC)	185
Accounts Receivable - Research Series - Service Class (MVRSC)	385
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	467
Accounts Receivable - NVIT Nationwide Fund - Class IV (TRF4)	916
Accounts Receivable - NVIT Government Bond Fund - Class IV (GBF4)	328
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	197
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	574
Accounts Receivable - NVIT Large Cap Growth Fund - Class II (NVOLG2)	416
Accounts Receivable - Invesco NVIT Comstock Value Fund - Class IV (EIF4)	323
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	532
Accounts Receivable - High Yield Portfolio - Administrative Class (PMVHYA)	283
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	366
Accounts Receivable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	385
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	581
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	202
Accounts Payable - Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	(285)
Accounts Payable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	(857)
Accounts Payable - Variable Series I - DWS Bond VIP - Class A (SVSB1)	(200)
Accounts Payable - Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	(975)
Accounts Payable - Variable Series I - DWS International VIP - Class A (SVSI1)	(387)
Accounts Payable - Managed Volatility Fund II (FVU2)	(412)
Accounts Payable - Fund for US Government Securities II (FVUS2)	(166)
Accounts Payable - VIP Asset Manager Portfolio - Initial Class (FAMP)	(467)
Accounts Payable - VIP Growth Portfolio - Initial Class (FGP)	(804)
Accounts Payable - VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	(483)
Accounts Payable - Growth Series - Service Class (MEGSS)	(24)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	(469)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(95)
Accounts Payable - NVIT S&P 500 Index Fund - Class IV (GVEX4)	(1,049)
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(180)
Accounts Payable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	(186)
Other Accounts Payable	(53)

$71,807,147

Contract Owners’ Equity:
Accumulation units	71,807,147

Total Contract Owners’ Equity (note 5)	$71,807,147

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	AASCO	DSRG	DGI	SVSB1	SVSGI1	SVSI1	FVU2
Reinvested dividends	$767,239	-	12,642	10,576	17,491	14,253	32,570	14,222
Mortality and expense risk charges (note 2)	(977,800)	(5,583)	(15,246)	(20,094)	(9,532)	(16,825)	(6,220)	(4,743)

Net investment income (loss)	(210,561)	(5,583)	(2,604)	(9,518)	7,959	(2,572)	26,350	9,479

Realized gain (loss) on investments	2,777,218	(14,795)	69,790	101,880	11,022	48,267	(52,972)	7,811
Change in unrealized gain (loss) on investments	7,116,128	114,511	57	81,759	11,210	86,813	109,132	34,085

Net gain (loss) on investments	9,893,346	99,716	69,847	183,639	22,232	135,080	56,160	41,896

Reinvested capital gains	2,316,568	-	72,672	63,471	-	81,299	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,999,353	94,133	139,915	237,592	30,191	213,807	82,510	51,375

Investment Activity:	FVUS2	FEIP	FHIP	FAMP	FGP	FG2	FIGBP	FOP
Reinvested dividends	$12,722	105,449	47,156	28,158	19,600	559	5,279	2,130
Mortality and expense risk charges (note 2)	(7,449)	(88,283)	(12,929)	(23,387)	(126,573)	(9,553)	(3,105)	(2,102)

Net investment income (loss)	5,273	17,166	34,227	4,771	(106,973)	(8,994)	2,174	28

Realized gain (loss) on investments	(1,808)	(26,515)	7,223	112,529	764,430	52,737	(270)	4,971
Change in unrealized gain (loss) on investments	(409)	557,292	8,820	(109,799)	1,242,303	97,690	3,244	32,344

Net gain (loss) on investments	(2,217)	530,777	16,043	2,730	2,006,733	150,427	2,974	37,315

Reinvested capital gains	-	131,382	-	190,688	650,858	48,683	1,010	139

Net increase (decrease) in contract owners’ equity resulting from operations	$3,056	679,325	50,270	198,189	2,550,618	190,116	6,158	37,482

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	FO2	MEGSS	MVITSC	MNDSC	MVRSC	GEM	NVNSR1	TRF4
Reinvested dividends	$1,520	-	711	-	1,634	645	93	20,537
Mortality and expense risk charges (note 2)	(1,746)	(671)	(1,870)	(1,294)	(2,071)	(690)	(385)	(27,947)

Net investment income (loss)	(226)	(671)	(1,159)	(1,294)	(437)	(45)	(292)	(7,410)

Realized gain (loss) on investments	4,365	4,080	16,305	1,280	10,134	353	2,551	165,927
Change in unrealized gain (loss) on investments	26,247	7,154	5,730	18,558	9,068	15,920	327	205,263

Net gain (loss) on investments	30,612	11,234	22,035	19,838	19,202	16,273	2,878	371,190

Reinvested capital gains	118	1,829	5,098	1,865	9,798	-	1,325	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,504	12,392	25,974	20,409	28,563	16,228	3,911	363,780

Investment Activity:	GBF4	GVIDM	GVDIVI	GVDIV4	NVMMG1	NVMMV2	SCVF4	SCF4
Reinvested dividends	$16,422	21,234	9,837	29,228	-	844	9,108	-
Mortality and expense risk charges (note 2)	(11,348)	(17,276)	(5,108)	(15,140)	(44,159)	(1,017)	(25,368)	(20,651)

Net investment income (loss)	5,074	3,958	4,729	14,088	(44,159)	(173)	(16,260)	(20,651)

Realized gain (loss) on investments	(20,106)	65,411	(1,152)	(549)	244,599	(177)	130,342	49,726
Change in unrealized gain (loss) on investments	20,730	(8,054)	66,639	195,663	375,576	5,047	(69,847)	38,670

Net gain (loss) on investments	624	57,357	65,487	195,114	620,175	4,870	60,495	88,396

Reinvested capital gains	-	75,124	-	-	154,605	3,784	86,780	100,558

Net increase (decrease) in contract owners’ equity resulting from operations	$5,698	136,439	70,216	209,202	730,621	8,481	131,015	168,303

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	AMTB	AMTP	PMVHYA
Reinvested dividends	$189,411	49,860	1,555	34,714	19,536	1,335	551	11,371
Mortality and expense risk charges (note 2)	(154,562)	(146,089)	(9,139)	(15,688)	(66,004)	(1,324)	(1,349)	(3,256)

Net investment income (loss)	34,849	(96,229)	(7,584)	19,026	(46,468)	11	(798)	8,115

Realized gain (loss) on investments	671,236	211,465	12,749	57,851	-	(685)	13,136	(27)
Change in unrealized gain (loss) on investments	1,030,550	2,006,106	127,599	93,516	-	215	(4,065)	3,684

Net gain (loss) on investments	1,701,786	2,217,571	140,348	151,367	-	(470)	9,071	3,657

Reinvested capital gains	269,926	250,736	15,786	-	-	-	2,578	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,006,561	2,372,078	148,550	170,393	(46,468)	(459)	10,851	11,772

Investment Activity:	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$7,851	5,678	5,372	-	-	5,385
Mortality and expense risk charges (note 2)	(5,428)	(3,388)	(17,204)	(6,082)	(8,763)	(11,159)

Net investment income (loss)	2,423	2,290	(11,832)	(6,082)	(8,763)	(5,774)

Realized gain (loss) on investments	(1,948)	(11,046)	3,852	(9,708)	44,732	28,222
Change in unrealized gain (loss) on investments	12,936	33,479	492,666	1,172	85,775	50,752

Net gain (loss) on investments	10,988	22,433	496,518	(8,536)	130,507	78,974

Reinvested capital gains	-	-	-	-	31,723	64,733

Net increase (decrease) in contract owners’ equity resulting from operations	$13,411	24,723	484,686	(14,618)	153,467	137,933

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		AASCO		DSRG		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(210,561)	(94,904)	(5,583)	(5,380)	(2,604)	(1,100)	(9,518)	(2,325)
Realized gain (loss) on investments	2,777,218	2,345,084	(14,795)	(58,358)	69,790	43,248	101,880	30,590
Change in unrealized gain (loss) on investments	7,116,128	(3,645,119)	114,511	26,053	57	(55,753)	81,759	(69,733)
Reinvested capital gains	2,316,568	5,501,026	-	49,648	72,672	100,385	63,471	153,599

Net increase (decrease) in contract owners’ equity resulting from operations	11,999,353	4,106,087	94,133	11,963	139,915	86,780	237,592	112,131

Equity transactions:
Purchase payments received from contract owners (note 2)	317,535	223,796	409	436	1,122	527	1,360	2,560
Transfers between subaccounts (including fixed account), net (note 3)	(38,773)	(38,845)	(249)	(73,305)	3,795	(3,742)	(1,394)	34,287
Redemptions (note 2)	(8,441,421)	(7,670,811)	(13,763)	(59,529)	(124,902)	(94,671)	(191,667)	(76,943)
Net policy repayments (loans) (note 2)	(6,534)	(6,964)	(134)	(225)	(377)	(377)	-	-
Administrative charges (note 2)	(71,684)	(76,313)	(471)	(443)	(1,284)	(1,290)	(1,240)	(1,278)
Adjustments to maintain reserves	3,213	(2,005)	(12)	121	(908)	255	(423)	35

Net equity transactions	(8,237,664)	(7,571,142)	(14,220)	(132,945)	(122,554)	(99,298)	(193,364)	(41,339)

Net change in contract owners’ equity	3,761,689	(3,465,055)	79,913	(120,982)	17,361	(12,518)	44,228	70,792
Contract owners’ equity beginning of period	68,045,458	71,510,513	350,812	471,794	1,056,376	1,068,894	1,400,604	1,329,812

Contract owners’ equity end of period	$71,807,147	68,045,458	430,725	350,812	1,073,737	1,056,376	1,444,832	1,400,604

CHANGES IN UNITS:
Beginning units	57,149	63,938	335	472	602	663	761	784
Units purchased	867	1,593	17	1	2	1	1	23
Units redeemed	(7,165)	(8,382)	(28)	(138)	(66)	(62)	(97)	(46)

Ending units	50,851	57,149	324	335	538	602	665	761

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	SVSB1		SVSGI1		SVSI1		FVU2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,959	26,613	(2,572)	256	26,350	38,999	9,479	11,251
Realized gain (loss) on investments	11,022	4,634	48,267	27,147	(52,972)	(68,759)	7,811	332
Change in unrealized gain (loss) on investments	11,210	477	86,813	(30,127)	109,132	24,429	34,085	8,448
Reinvested capital gains	-	-	81,299	98,279	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,191	31,724	213,807	95,555	82,510	(5,331)	51,375	20,031

Equity transactions:
Purchase payments received from contract owners (note 2)	842	796	1,404	3,260	579	401	503	500
Transfers between subaccounts (including fixed account), net (note 3)	7,180	(15,846)	(6,860)	(4,950)	(3,658)	(4,791)	(28,133)	(913)
Redemptions (note 2)	(140,892)	(18,187)	(86,421)	(49,129)	(61,275)	(39,860)	(46,895)	(8,170)
Net policy repayments (loans) (note 2)	(55)	(83)	(248)	(243)	(24)	(14)	(9)	(17)
Administrative charges (note 2)	(442)	(518)	(933)	(952)	(405)	(421)	(278)	(309)
Adjustments to maintain reserves	(390)	(61)	(1,010)	(708)	(193)	(454)	141	(381)

Net equity transactions	(133,757)	(33,899)	(94,068)	(52,722)	(64,976)	(45,139)	(74,671)	(9,290)

Net change in contract owners’ equity	(103,566)	(2,175)	119,739	42,833	17,534	(50,470)	(23,296)	10,741
Contract owners’ equity beginning of period	707,030	709,205	1,152,866	1,110,033	425,973	476,443	341,514	330,773

Contract owners’ equity end of period	$603,464	707,030	1,272,605	1,152,866	443,507	425,973	318,218	341,514

CHANGES IN UNITS:
Beginning units	774	811	653	685	603	670	280	288
Units purchased	8	4	1	2	1	-	-	4
Units redeemed	(149)	(41)	(50)	(34)	(82)	(67)	(56)	(12)

Ending units	633	774	604	653	522	603	224	280

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FVUS2		FEIP		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,273	6,126	17,166	53,681	34,227	38,043	4,771	334
Realized gain (loss) on investments	(1,808)	(219)	(26,515)	(146,456)	7,223	17,414	112,529	6,120
Change in unrealized gain (loss) on investments	(409)	(4,522)	557,292	639,140	8,820	65,198	(109,799)	(61,558)
Reinvested capital gains	-	-	131,382	394,705	-	-	190,688	79,832

Net increase (decrease) in contract owners’ equity resulting from operations	3,056	1,385	679,325	941,070	50,270	120,655	198,189	24,728

Equity transactions:
Purchase payments received from contract owners (note 2)	530	180	18,270	6,828	13,598	894	2,232	830
Transfers between subaccounts (including fixed account), net (note 3)	7,119	3,079	22,026	52,650	7,368	(14,473)	4,139	(18,870)
Redemptions (note 2)	(44,364)	(15,564)	(727,819)	(665,735)	(239,930)	(100,915)	(429,871)	(230,332)
Net policy repayments (loans) (note 2)	(34)	(36)	(429)	(500)	(104)	(97)	(48)	(59)
Administrative charges (note 2)	(467)	(520)	(5,255)	(5,794)	(783)	(888)	(1,688)	(1,912)
Adjustments to maintain reserves	(280)	(96)	(1,107)	677	(138)	449	(215)	105

Net equity transactions	(37,496)	(12,957)	(694,314)	(611,874)	(219,989)	(115,030)	(425,451)	(250,238)

Net change in contract owners’ equity	(34,440)	(11,572)	(14,989)	329,196	(169,719)	5,625	(227,262)	(225,510)
Contract owners’ equity beginning of period	545,882	557,454	6,391,287	6,062,091	982,207	976,582	1,713,148	1,938,658

Contract owners’ equity end of period	$511,442	545,882	6,376,298	6,391,287	812,488	982,207	1,485,886	1,713,148

CHANGES IN UNITS:
Beginning units	560	573	2,686	2,965	784	881	1,165	1,340
Units purchased	8	4	17	70	20	1	4	2
Units redeemed	(46)	(17)	(296)	(349)	(189)	(98)	(271)	(177)

Ending units	522	560	2,407	2,686	615	784	898	1,165

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FGP		FG2		FIGBP		FOP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(106,973)	(111,196)	(8,994)	(8,503)	2,174	2,068	28	(474)
Realized gain (loss) on investments	764,430	464,967	52,737	17,244	(270)	(104)	4,971	15,169
Change in unrealized gain (loss) on investments	1,242,303	(1,215,312)	97,690	(74,161)	3,244	6,426	32,344	(28,853)
Reinvested capital gains	650,858	799,435	48,683	59,456	1,010	127	139	243

Net increase (decrease) in contract owners’ equity resulting from operations	2,550,618	(62,106)	190,116	(5,964)	6,158	8,517	37,482	(13,915)

Equity transactions:
Purchase payments received from contract owners (note 2)	36,838	19,187	-	7,045	885	843	12,782	127
Transfers between subaccounts (including fixed account), net (note 3)	(54,995)	67,412	(24,583)	6,621	865	217	5,412	(43,502)
Redemptions (note 2)	(1,128,407)	(781,756)	(50,595)	(40,628)	(13,281)	(49,179)	(11,825)	(62,858)
Net policy repayments (loans) (note 2)	(810)	(836)	-	-	(15)	(15)	(27)	-
Administrative charges (note 2)	(8,621)	(8,805)	(1,649)	(1,440)	(284)	(348)	(213)	(230)
Adjustments to maintain reserves	(69)	(1,488)	(139)	(70)	(881)	9	595	33

Net equity transactions	(1,156,064)	(706,286)	(76,966)	(28,472)	(12,711)	(48,473)	6,724	(106,430)

Net change in contract owners’ equity	1,394,554	(768,392)	113,150	(34,436)	(6,553)	(39,956)	44,206	(120,345)
Contract owners’ equity beginning of period	7,984,151	8,752,543	608,573	643,009	225,289	265,245	130,221	250,566

Contract owners’ equity end of period	$9,378,705	7,984,151	721,723	608,573	218,736	225,289	174,427	130,221

CHANGES IN UNITS:
Beginning units	3,746	4,082	1,028	1,077	199	242	141	254
Units purchased	36	91	-	29	1	1	18	3
Units redeemed	(480)	(427)	(111)	(78)	(12)	(44)	(12)	(116)

Ending units	3,302	3,746	917	1,028	188	199	147	141

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FO2		MEGSS		MVITSC		MNDSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(226)	(781)	(671)	(894)	(1,159)	(1,166)	(1,294)	(1,511)
Realized gain (loss) on investments	4,365	19,708	4,080	19,221	16,305	12,021	1,280	1,103
Change in unrealized gain (loss) on investments	26,247	(28,101)	7,154	(20,851)	5,730	(17,377)	18,558	4,297
Reinvested capital gains	118	197	1,829	3,012	5,098	15,569	1,865	4,059

Net increase (decrease) in contract owners’ equity resulting from operations	30,504	(8,977)	12,392	488	25,974	9,047	20,409	7,948

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	-	-	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(6,548)	8,497	50	3,575	(83)	5,304	42	(295)
Redemptions (note 2)	(8,212)	(79,789)	(11,240)	(43,800)	(33,752)	(26,110)	(8,144)	(57,192)
Net policy repayments (loans) (note 2)	-	-	-	-	-	-	-	-
Administrative charges (note 2)	(228)	(245)	(171)	(164)	(361)	(345)	(234)	(245)
Adjustments to maintain reserves	129	155	(222)	315	318	527	239	94

Net equity transactions	(14,859)	(71,382)	(11,583)	(40,074)	(33,878)	(20,624)	(8,097)	(57,638)

Net change in contract owners’ equity	15,645	(80,359)	809	(39,586)	(7,904)	(11,577)	12,312	(49,690)
Contract owners’ equity beginning of period	114,242	194,601	48,418	88,004	136,363	147,940	87,924	137,614

Contract owners’ equity end of period	$129,887	114,242	49,227	48,418	128,459	136,363	100,236	87,924

CHANGES IN UNITS:
Beginning units	230	366	89	163	170	197	106	178
Units purchased	-	17	-	7	-	7	-	-
Units redeemed	(26)	(153)	(19)	(81)	(38)	(34)	(9)	(72)

Ending units	204	230	70	89	132	170	97	106

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	MVRSC		GEM		NVNSR1		TRF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(437)	(1,220)	(45)	(255)	(292)	(167)	(7,410)	734
Realized gain (loss) on investments	10,134	5,406	353	(708)	2,551	160	165,927	115,761
Change in unrealized gain (loss) on investments	9,068	(9,101)	15,920	3,656	327	(561)	205,263	81,880
Reinvested capital gains	9,798	14,058	-	-	1,325	3,079	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,563	9,143	16,228	2,693	3,911	2,511	363,780	198,375

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	-	-	-	-	3,205	4,298
Transfers between subaccounts (including fixed account), net (note 3)	409	(367)	-	-	-	-	(6,037)	(18,230)
Redemptions (note 2)	(15,896)	(9,705)	(4,946)	(3,499)	(19,970)	(120)	(313,522)	(245,936)
Net policy repayments (loans) (note 2)	-	-	-	-	-	-	(213)	(204)
Administrative charges (note 2)	(250)	(251)	(24)	(24)	(16)	(12)	(2,278)	(2,434)
Adjustments to maintain reserves	51	399	(225)	145	614	115	1,590	(1,011)

Net equity transactions	(15,686)	(9,924)	(5,195)	(3,378)	(19,372)	(17)	(317,255)	(263,517)

Net change in contract owners’ equity	12,877	(781)	11,033	(685)	(15,461)	2,494	46,525	(65,142)
Contract owners’ equity beginning of period	141,433	142,214	42,886	43,571	31,545	29,051	2,074,487	2,139,629

Contract owners’ equity end of period	$154,310	141,433	53,919	42,886	16,084	31,545	2,121,012	2,074,487

CHANGES IN UNITS:
Beginning units	198	213	101	109	39	39	3,538	3,828
Units purchased	1	-	-	-	-	-	3	2
Units redeemed	(21)	(15)	(10)	(8)	(22)	-	(376)	(292)

Ending units	178	198	91	101	17	39	3,165	3,538

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GBF4		GVIDM		GVDIVI		GVDIV4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,074	4,744	3,958	6,198	4,729	5,346	14,088	16,077
Realized gain (loss) on investments	(20,106)	(22,110)	65,411	35,481	(1,152)	(11,234)	(549)	(32,618)
Change in unrealized gain (loss) on investments	20,730	15,081	(8,054)	(39,785)	66,639	16,965	195,663	49,114
Reinvested capital gains	-	-	75,124	67,757	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,698	(2,285)	136,439	69,651	70,216	11,077	209,202	32,573

Equity transactions:
Purchase payments received from contract owners (note 2)	7,545	2,111	18,814	18,512	371	264	1,643	1,971
Transfers between subaccounts (including fixed account), net (note 3)	34,708	4,296	34,471	3,183	2,283	(8,131)	(26,868)	(51,842)
Redemptions (note 2)	(213,966)	(162,073)	(218,600)	(123,421)	(18,757)	(31,939)	(70,913)	(71,024)
Net policy repayments (loans) (note 2)	(157)	(184)	(75)	(88)	(5)	(5)	(117)	(111)
Administrative charges (note 2)	(1,394)	(1,554)	(1,327)	(1,413)	(265)	(299)	(1,123)	(1,170)
Adjustments to maintain reserves	308	20	(152)	204	286	(68)	(910)	441

Net equity transactions	(172,956)	(157,384)	(166,869)	(103,023)	(16,087)	(40,178)	(98,288)	(121,735)

Net change in contract owners’ equity	(167,258)	(159,669)	(30,430)	(33,372)	54,129	(29,101)	110,914	(89,162)
Contract owners’ equity beginning of period	965,311	1,124,980	1,263,033	1,296,405	337,620	366,721	1,024,107	1,113,269

Contract owners’ equity end of period	$798,053	965,311	1,232,603	1,263,033	391,749	337,620	1,135,021	1,024,107

CHANGES IN UNITS:
Beginning units	1,115	1,273	3,267	3,391	771	869	1,144	1,267
Units purchased	45	14	57	-	14	-	1	3
Units redeemed	(223)	(172)	(633)	(124)	(47)	(98)	(81)	(126)

Ending units	937	1,115	2,691	3,267	738	771	1,064	1,144

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVMMG1		NVMMV2		SCVF4		SCF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(44,159)	(42,355)	(173)	16	(16,260)	(11,859)	(20,651)	(14,766)
Realized gain (loss) on investments	244,599	250,337	(177)	(920)	130,342	87,522	49,726	52,757
Change in unrealized gain (loss) on investments	375,576	(435,577)	5,047	4,806	(69,847)	121,242	38,670	23,509
Reinvested capital gains	154,605	362,212	3,784	5,514	86,780	156,466	100,558	209,525

Net increase (decrease) in contract owners’ equity resulting from operations	730,621	134,617	8,481	9,416	131,015	353,371	168,303	271,025

Equity transactions:
Purchase payments received from contract owners (note 2)	5,654	33,962	-	-	10,606	1,034	12,371	3,635
Transfers between subaccounts (including fixed account), net (note 3)	(27,315)	(57,668)	2,953	(958)	130,035	(50,810)	18,046	(21,115)
Redemptions (note 2)	(540,237)	(287,702)	(1,035)	-	(173,878)	(127,803)	(138,968)	(152,884)
Net policy repayments (loans) (note 2)	(420)	(430)	-	-	(59)	(56)	(213)	(215)
Administrative charges (note 2)	(2,971)	(3,234)	(36)	(37)	(1,941)	(1,874)	(2,119)	(2,101)
Adjustments to maintain reserves	889	(218)	178	(673)	270	274	742	19

Net equity transactions	(564,400)	(315,290)	2,060	(1,668)	(34,967)	(179,235)	(110,141)	(172,661)

Net change in contract owners’ equity	166,221	(180,673)	10,541	7,748	96,048	174,136	58,162	98,364
Contract owners’ equity beginning of period	3,160,512	3,341,185	68,343	60,595	1,755,378	1,581,242	1,495,129	1,396,765

Contract owners’ equity end of period	$3,326,733	3,160,512	78,884	68,343	1,851,426	1,755,378	1,553,291	1,495,129

CHANGES IN UNITS:
Beginning units	3,818	4,125	71	73	1,188	1,330	1,128	1,276
Units purchased	4	-	3	1	107	6	22	8
Units redeemed	(441)	(307)	(1)	(3)	(130)	(148)	(103)	(156)

Ending units	3,381	3,818	73	71	1,165	1,188	1,047	1,128

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GVEX4		NVOLG1		NVOLG2		EIF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$34,849	41,686	(96,229)	(64,133)	(7,584)	(7,354)	19,026	13,675
Realized gain (loss) on investments	671,236	702,261	211,465	223,920	12,749	50,956	57,851	74,610
Change in unrealized gain (loss) on investments	1,030,550	76,307	2,006,106	(2,247,205)	127,599	(191,626)	93,516	72,156
Reinvested capital gains	269,926	196,090	250,736	2,305,502	15,786	158,541	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,006,561	1,016,344	2,372,078	218,084	148,550	10,517	170,393	160,441

Equity transactions:
Purchase payments received from contract owners (note 2)	40,705	48,405	20,354	14,181	-	3,500	2,866	2,365
Transfers between subaccounts (including fixed account), net (note 3)	46,161	(44,017)	(129,604)	1,492,755	(1,378)	(6,390)	3,338	(23,916)
Redemptions (note 2)	(1,105,808)	(1,138,565)	(1,033,630)	(1,274,680)	(110,979)	(235,898)	(84,923)	(153,704)
Net policy repayments (loans) (note 2)	(1,366)	(1,472)	(813)	(801)	-	-	(172)	(170)
Administrative charges (note 2)	(9,940)	(10,704)	(8,852)	(9,051)	(1,600)	(1,614)	(1,482)	(1,492)
Adjustments to maintain reserves	(276)	265	683	(435)	642	(23)	454	344

Net equity transactions	(1,030,524)	(1,146,088)	(1,151,862)	221,969	(113,315)	(240,425)	(79,919)	(176,573)

Net change in contract owners’ equity	976,037	(129,744)	1,220,216	440,053	35,235	(229,908)	90,474	(16,132)
Contract owners’ equity beginning of period	10,662,034	10,791,778	9,774,862	9,334,809	669,017	898,925	1,085,922	1,102,054

Contract owners’ equity end of period	$11,638,071	10,662,034	10,995,078	9,774,862	704,252	669,017	1,176,396	1,085,922

CHANGES IN UNITS:
Beginning units	4,102	4,569	8,149	7,953	569	779	1,001	1,181
Units purchased	65	119	28	196	1	-	7	8
Units redeemed	(431)	(586)	(876)	-	(92)	(210)	(76)	(188)

Ending units	3,736	4,102	7,301	8,149	478	569	932	1,001

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	SAM4		AMTB		AMTP		PMVHYA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(46,468)	(71,007)	11	(261)	(798)	(601)	8,115	10,246
Realized gain (loss) on investments	-	-	(685)	(1,218)	13,136	7,970	(27)	(119)
Change in unrealized gain (loss) on investments	-	-	215	1,355	(4,065)	6,794	3,684	18,528
Reinvested capital gains	-	103	-	-	2,578	8,369	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(46,468)	(70,904)	(459)	(124)	10,851	22,532	11,772	28,655

Equity transactions:
Purchase payments received from contract owners (note 2)	64,674	18,153	5,546	134	310	280	-	-
Transfers between subaccounts (including fixed account), net (note 3)	63,469	253,666	6,524	1,774	128	(461)	3,789	316
Redemptions (note 2)	(572,869)	(630,213)	(8,567)	(21,120)	(19,845)	(15,540)	(19,594)	(79,786)
Net policy repayments (loans) (note 2)	(274)	(303)	(34)	(20)	-	-	-	-
Administrative charges (note 2)	(5,754)	(6,691)	(102)	(124)	(160)	(175)	(701)	(772)
Adjustments to maintain reserves	(509)	(629)	43	(62)	764	(389)	574	221

Net equity transactions	(451,263)	(366,017)	3,410	(19,418)	(18,803)	(16,285)	(15,932)	(80,021)

Net change in contract owners’ equity	(497,731)	(436,921)	2,951	(19,542)	(7,952)	6,247	(4,160)	(51,366)
Contract owners’ equity beginning of period	5,030,062	5,466,983	95,272	114,814	105,757	99,510	234,250	285,616

Contract owners’ equity end of period	$4,532,331	5,030,062	98,223	95,272	97,805	105,757	230,090	234,250

CHANGES IN UNITS:
Beginning units	7,890	8,456	138	166	110	130	213	288
Units purchased	318	905	18	3	-	-	3	5
Units redeemed	(1,028)	(1,471)	(13)	(31)	(19)	(20)	(17)	(80)

Ending units	7,180	7,890	143	138	91	110	199	213

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	PMVTRA		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,423	3,280	2,290	(3,410)	(11,832)	(10,581)	(6,082)	(4,218)
Realized gain (loss) on investments	(1,948)	(728)	(11,046)	(12,042)	3,852	(13,328)	(9,708)	(17,236)
Change in unrealized gain (loss) on investments	12,936	5,105	33,479	27,463	492,666	7,504	1,172	165,727
Reinvested capital gains	-	-	-	-	-	5,945	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,411	7,657	24,723	12,011	484,686	(10,460)	(14,618)	144,273

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	6,498	2,739	10,032	5,278	14,347	7,731
Transfers between subaccounts (including fixed account), net (note 3)	1,040	11,889	563	(33)	(101,068)	10,270	2,167	(2,101)
Redemptions (note 2)	(64,062)	(88,250)	(24,408)	(23,409)	(134,151)	(102,630)	(21,787)	(29,848)
Net policy repayments (loans) (note 2)	-	-	(13)	-	(175)	(114)	-	-
Administrative charges (note 2)	(602)	(786)	(251)	(288)	(1,324)	(1,320)	(346)	(389)
Adjustments to maintain reserves	490	90	(40)	(334)	386	102	827	(384)

Net equity transactions	(63,134)	(77,057)	(17,651)	(21,325)	(226,300)	(88,414)	(4,792)	(24,991)

Net change in contract owners’ equity	(49,723)	(69,400)	7,072	(9,314)	258,386	(98,874)	(19,410)	119,282
Contract owners’ equity beginning of period	427,132	496,532	237,694	247,008	1,103,384	1,202,258	474,613	355,331

Contract owners’ equity end of period	$377,409	427,132	244,766	237,694	1,361,770	1,103,384	455,203	474,613

CHANGES IN UNITS:
Beginning units	418	492	287	313	992	1,067	377	400
Units purchased	1	12	10	3	8	16	15	7
Units redeemed	(62)	(86)	(30)	(29)	(178)	(91)	(19)	(30)

Ending units	357	418	267	287	822	992	373	377

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	SVDF		SVOF		CAF4
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,763)	(8,819)	(5,774)	4,518	-	(4,459)
Realized gain (loss) on investments	44,732	49,135	28,222	13,905	-	382,142
Change in unrealized gain (loss) on investments	85,775	(49,001)	50,752	(16,681)	-	(520,894)
Reinvested capital gains	31,723	44,918	64,733	72,326	-	132,075

Net increase (decrease) in contract owners’ equity resulting from operations	153,467	36,233	137,933	74,068	-	(11,136)

Equity transactions:
Purchase payments received from contract owners (note 2)	329	326	311	7,355	-	3,148
Transfers between subaccounts (including fixed account), net (note 3)	(25,820)	(5,177)	(2,260)	2,685	-	(1,529,418)
Redemptions (note 2)	(93,460)	(114,275)	(43,395)	(26,771)	-	(19,669)
Net policy repayments (loans) (note 2)	-	-	(114)	(114)	-	(175)
Administrative charges (note 2)	(816)	(793)	(1,003)	(970)	-	(594)
Adjustments to maintain reserves	360	(427)	(261)	495	-	(3)

Net equity transactions	(119,407)	(120,346)	(46,722)	(17,320)	-	(1,546,711)

Net change in contract owners’ equity	34,060	(84,113)	91,211	56,748	-	(1,557,847)
Contract owners’ equity beginning of period	620,346	704,459	762,449	705,701	-	1,557,847

Contract owners’ equity end of period	$654,406	620,346	853,660	762,449	-	-

CHANGES IN UNITS:
Beginning units	915	1,103	698	715	-	1,842
Units purchased	1	1	1	12	-	5
Units redeemed	(158)	(189)	(41)	(29)	-	(1,847)

Ending units	758	915	658	698	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

DREYFUS CORPORATION

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Growth and Income Portfolio - Initial Shares (DGI)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

FEDERATED INVESTORS

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)

Investors Trust Series - Service Class (MVITSC)

New Discovery Series - Service Class (MNDSC)

Research Series - Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

NVIT Emerging Markets Fund - Class I (GEM)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

Short Duration Bond Portfolio - I Class Shares (AMTB)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PIMCO FUNDS

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying statement of changes in contract owners’ equity. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Contract Charges

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.80%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Annual Administrative Fee - assessed through a redemption in unit values	Up to $40 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	9 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Death Benefit Riders	0.25% - 0.40%

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $(210,491) and $18,168, respectively, and total transfers from the Separate Account to the fixed account were $(86,566) and $721,427, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$71,806,884	$-	$-	$71,806,884

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$22,115	$41,856
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	89,908	141,378
Growth and Income Portfolio - Initial Shares (DGI)	76,280	215,130
Variable Series I - DWS Bond VIP - Class A (SVSB1)	40,682	166,036
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	97,007	111,215
Variable Series I - DWS International VIP - Class A (SVSI1)	33,161	71,546
Managed Volatility Fund II (FVU2)	14,437	79,740
Fund for US Government Securities II (FVUS2)	22,391	54,290
Equity-Income Portfolio - Initial Class (FEIP)	282,303	826,323
High Income Portfolio - Initial Class (FHIP)	84,244	269,783
VIP Asset Manager Portfolio - Initial Class (FAMP)	223,406	453,028
VIP Growth Portfolio - Initial Class (FGP)	764,380	1,375,530
VIP Growth Portfolio - Service Class 2 (FG2)	49,310	86,379
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	7,494	16,124
VIP Overseas Portfolio - Initial Class (FOP)	22,385	16,076
VIP Overseas Portfolio - Service Class 2 (FO2)	1,644	16,734
Growth Series - Service Class (MEGSS)	1,892	12,096
Investors Trust Series - Service Class (MVITSC)	5,820	36,065
New Discovery Series - Service Class (MNDSC)	1,896	9,661
Research Series - Service Class (MVRSC)	11,883	18,251
NVIT Emerging Markets Fund - Class I (GEM)	645	5,660
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,418	20,377
NVIT Nationwide Fund - Class IV (TRF4)	27,164	353,184
NVIT Government Bond Fund - Class IV (GBF4)	108,659	276,792
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	154,917	242,442
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	16,074	27,667
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	32,965	116,154
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	184,767	639,252
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	7,569	2,075
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	252,776	217,343
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	130,513	161,352
NVIT S&P 500 Index Fund - Class IV (GVEX4)	648,211	1,372,499
NVIT Large Cap Growth Fund - Class I (NVOLG1)	330,965	1,327,836
NVIT Large Cap Growth Fund - Class II (NVOLG2)	17,417	123,095
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	42,478	103,720
NVIT Money Market Fund - Class IV (SAM4)	351,782	849,722
Short Duration Bond Portfolio - I Class Shares (AMTB)	12,801	9,422
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	7,108	24,895
High Yield Portfolio - Administrative Class (PMVHYA)	15,151	23,586
Total Return Portfolio - Administrative Class (PMVTRA)	8,877	70,145
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	13,827	29,131
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	14,690	253,049
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	16,367	28,030
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	31,789	128,534
Advantage VT Opportunity Fund - Class 2 (SVOF)	83,521	70,960

	$4,365,089	$10,494,163

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2017	1.40%	324	$1,329.40	$430,725	0.00%	26.95%
2016	1.40%	335	1,047.20	350,812	0.00%	4.77%
2015	1.40%	472	999.56	471,794	0.00%	-4.66%
2014	1.40%	482	1,048.45	505,353	0.00%	-0.96%
2013	1.40%	482	1,058.61	510,251	0.00%	32.40%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	1.40%	538	1,995.79	1,073,737	1.16%	13.73%
2016	1.40%	602	1,754.78	1,056,376	1.28%	8.84%
2015	1.40%	663	1,612.21	1,068,894	1.09%	-4.54%
2014	1.40%	772	1,688.89	1,303,826	1.10%	11.88%
2013	1.40%	887	1,509.62	1,339,032	1.29%	32.48%
Growth and Income Portfolio - Initial Shares (DGI)
2017	1.40%	665	2,172.68	1,444,832	0.73%	18.05%
2016	1.40%	761	1,840.48	1,400,604	1.21%	8.51%
2015	1.40%	784	1,696.19	1,329,812	0.85%	0.17%
2014	1.40%	861	1,693.28	1,457,912	0.77%	8.54%
2013	1.40%	945	1,559.98	1,474,185	0.90%	34.88%
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2017	1.40%	633	953.34	603,464	2.57%	4.36%
2016	1.40%	774	913.48	707,030	5.07%	4.46%
2015	1.40%	811	874.48	709,205	3.06%	-1.68%
2014	1.40%	971	889.41	863,620	3.44%	5.15%
2013	1.40%	1,151	845.85	973,575	3.78%	-4.38%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2017	1.40%	604	2,106.96	1,272,605	1.18%	19.34%
2016	1.40%	653	1,765.49	1,152,866	1.41%	8.95%
2015	1.40%	685	1,620.49	1,110,033	0.85%	3.78%
2014	1.40%	774	1,561.40	1,208,521	1.10%	10.27%
2013	1.40%	898	1,415.97	1,271,542	1.46%	35.42%
Variable Series I - DWS International VIP - Class A (SVSI1)
2017	1.40%	522	849.63	443,507	7.32%	20.27%
2016	1.40%	603	706.42	425,973	10.49%	-0.66%
2015	1.40%	670	711.11	476,443	4.10%	-6.80%
2014	1.40%	786	762.96	599,689	1.76%	-12.99%
2013	1.40%	898	876.89	787,446	5.44%	18.56%
Managed Volatility Fund II (FVU2)
2017	1.40%	224	1,420.62	318,218	4.20%	16.47%
2016	1.40%	280	1,219.69	341,514	4.82%	6.20%
2015	1.40%	288	1,148.52	330,773	4.41%	-8.84%
2014	1.40%	306	1,259.93	385,538	3.01%	2.47%
2013	1.40%	332	1,229.61	408,230	3.14%	20.05%
Fund for US Government Securities II (FVUS2)
2017	1.40%	522	979.77	511,442	2.39%	0.51%
2016	1.40%	560	974.79	545,882	2.49%	0.20%
2015	1.40%	573	972.87	557,454	2.87%	-0.88%
2014	1.40%	727	981.50	713,554	3.10%	3.17%
2013	1.40%	811	951.37	771,562	3.49%	-3.41%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.40%	2,407	2,649.06	6,376,298	1.67%	11.33%
2016	1.40%	2,686	2,379.48	6,391,287	2.26%	16.38%
2015	1.40%	2,965	2,044.55	6,062,091	3.10%	-5.30%
2014	1.40%	3,277	2,158.97	7,074,946	2.76%	7.21%
2013	1.40%	3,594	2,013.84	7,237,738	2.43%	26.37%
High Income Portfolio - Initial Class (FHIP)
2017	1.40%	615	1,321.12	812,488	5.08%	5.45%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.40%	784	1,252.82	982,207	5.26%	13.02%
2015	1.40%	881	1,108.49	976,582	6.27%	-4.97%
2014	1.40%	998	1,166.43	1,164,097	5.57%	-0.25%
2013	1.40%	1,120	1,169.37	1,309,689	5.39%	4.47%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	1.40%	898	1,654.66	1,485,886	1.69%	12.52%
2016	1.40%	1,165	1,470.51	1,713,148	1.42%	1.64%
2015	1.40%	1,340	1,446.76	1,938,658	1.50%	-1.25%
2014	1.40%	1,658	1,465.08	2,429,100	1.42%	4.36%
2013	1.40%	1,922	1,403.85	2,698,197	1.54%	14.10%
VIP Growth Portfolio - Initial Class (FGP)
2017	1.40%	3,302	2,840.31	9,378,705	0.22%	33.26%
2016	1.40%	3,746	2,131.38	7,984,151	0.04%	-0.60%
2015	1.40%	4,082	2,144.18	8,752,543	0.25%	5.68%
2014	1.40%	4,581	2,028.85	9,294,141	0.18%	9.75%
2013	1.40%	5,245	1,848.60	9,695,906	0.28%	34.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	1.40%	917	787.05	721,723	0.08%	32.95%
2016	1.40%	1,028	592.00	608,573	0.00%	-0.84%
2015	1.40%	1,077	597.04	643,009	0.03%	5.42%
2014	1.40%	1,392	566.35	788,362	0.00%	9.47%
2013	1.40%	1,558	517.36	806,047	0.04%	34.11%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2017	1.40%	188	1,163.49	218,736	2.37%	2.77%
2016	1.40%	199	1,132.11	225,289	2.26%	3.29%
2015	1.40%	242	1,096.06	265,245	2.50%	-1.98%
2014	1.40%	259	1,118.16	289,605	2.09%	4.36%
2013	1.40%	283	1,071.49	303,230	2.00%	-3.14%
VIP Overseas Portfolio - Initial Class (FOP)
2017	1.40%	147	1,186.58	174,427	1.41%	28.48%
2016	1.40%	141	923.55	130,221	1.18%	-6.38%
2015	1.40%	254	986.48	250,566	1.35%	2.18%
2014	1.40%	298	965.40	287,689	1.34%	-9.36%
2013	1.40%	222	1,065.04	236,438	1.37%	28.62%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	1.40%	204	636.70	129,887	1.22%	28.19%
2016	1.40%	230	496.70	114,242	0.92%	-6.58%
2015	1.40%	366	531.70	194,601	1.05%	1.86%
2014	1.40%	451	521.99	235,416	1.06%	-9.57%
2013	1.40%	558	577.24	322,100	1.05%	28.36%
Growth Series - Service Class (MEGSS)
2017	1.40%	70	703.24	49,227	0.00%	29.27%
2016	1.40%	89	544.02	48,418	0.00%	0.76%
2015	1.40%	163	539.90	88,004	0.00%	5.81%
2014	1.40%	234	510.26	119,401	0.00%	7.17%
2013	1.40%	283	476.11	134,738	0.13%	34.60%
Investors Trust Series - Service Class (MVITSC)
2017	1.40%	132	973.17	128,459	0.53%	21.32%
2016	1.40%	170	802.13	136,363	0.57%	6.81%
2015	1.40%	197	750.97	147,940	0.62%	-1.44%
2014	1.40%	290	761.91	220,954	0.76%	9.17%
2013	1.40%	323	697.90	225,422	0.99%	29.91%
New Discovery Series - Service Class (MNDSC)
2017	1.40%	97	1,033.36	100,236	0.00%	24.58%
2016	1.40%	106	829.47	87,924	0.00%	7.29%
2015	1.40%	178	773.11	137,614	0.00%	-3.51%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.40%	195	801.20	156,234	0.00%	-8.78%
2013	1.40%	179	878.32	157,220	0.00%	39.26%
Research Series - Service Class (MVRSC)
2017	1.40%	178	866.91	154,310	1.10%	21.36%
2016	1.40%	198	714.31	141,433	0.51%	6.99%
2015	1.40%	213	667.67	142,214	0.46%	-0.87%
2014	1.40%	234	673.51	157,601	0.58%	8.41%
2013	1.40%	259	621.28	160,911	0.31%	30.17%
NVIT Emerging Markets Fund - Class I (GEM)
2017	1.40%	91	592.52	53,919	1.31%	39.54%
2016	1.40%	101	424.61	42,886	0.80%	6.22%
2015	1.40%	109	399.74	43,571	0.82%	-17.16%
2014	1.40%	122	483.00	58,873	0.84%	-3.47%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	1.40%	17	946.13	16,084	0.35%	16.97%
2016	1.40%	39	808.84	31,545	0.82%	8.59%
2015	1.40%	39	744.89	29,051	0.88%	-1.71%
2014	1.40%	40	757.84	30,314	1.62%	9.07%
2013	1.40%	17	694.85	11,813	0.83%	36.84%
NVIT Nationwide Fund - Class IV (TRF4)
2017	1.20% to 1.40%	3,165	251.04 to 2,181.50	2,121,012	0.98%	19.11% to 18.87%
2016	1.20% to 1.40%	3,538	210.77 to 1,835.21	2,074,487	1.38%	10.07% to 9.85%
2015	1.20% to 1.40%	3,828	191.48 to 1,670.60	2,139,629	1.10%	-0.34% to -0.53%
2014	1.20% to 1.40%	6,400	192.13 to 1,679.58	2,846,469	1.16%	10.89% to 10.67%
2013	1.20% to 1.40%	6,828	173.25 to 1,517.62	2,802,931	1.32%	29.44% to 29.18%
NVIT Government Bond Fund - Class IV (GBF4)
2017	1.20% to 1.40%	937	118.86 to 976.14	798,053	2.00%	0.87% to 0.67%
2016	1.20% to 1.40%	1,115	117.83 to 969.65	965,311	1.86%	-0.45% to -0.65%
2015	1.20% to 1.40%	1,273	118.37 to 976.02	1,124,980	1.55%	-1.30% to -1.50%
2014	1.20% to 1.40%	2,050	119.93 to 990.88	1,437,312	1.93%	3.33% to 3.12%
2013	1.20% to 1.40%	2,462	116.06 to 960.86	1,789,494	1.73%	-5.28% to -5.47%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	1.20% to 1.40%	2,691	98.56 to 968.60	1,232,603	1.68%	11.58% to 11.36%
2016	1.20% to 1.40%	3,267	88.33 to 869.78	1,263,033	1.86%	5.87% to 5.66%
2015	1.20% to 1.40%	3,391	83.43 to 823.21	1,296,405	1.40%	-1.52% to -1.72%
2014	1.20% to 1.40%	5,355	84.72 to 837.62	1,706,497	1.64%	3.93% to 3.72%
2013	1.20% to 1.40%	8,908	81.52 to 807.59	2,096,984	1.65%	15.24% to 15.01%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	1.40%	738	530.82	391,749	2.69%	21.22%
2016	1.40%	771	437.90	337,620	2.99%	3.77%
2015	1.40%	869	422.00	366,721	1.17%	-6.44%
2014	1.40%	976	451.05	440,220	1.79%	-9.79%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2017	1.20% to 1.40%	1,064	167.80 to 1,327.17	1,135,021	2.68%	21.43% to 21.19%
2016	1.20% to 1.40%	1,144	138.18 to 1,095.12	1,024,107	2.98%	3.95% to 3.74%
2015	1.20% to 1.40%	1,267	132.94 to 1,055.63	1,113,269	1.12%	-6.22% to -6.41%
2014	1.20% to 1.40%	1,474	141.76 to 1,127.91	1,349,933	4.17%	-10.54% to -10.72%
2013	1.20% to 1.40%	1,779	158.46 to 1,263.38	1,860,985	2.14%	20.01% to 19.77%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.20% to 1.40%	3,381	153.18 to 1,505.46	3,326,733	0.00%	26.22% to 25.97%
2016	1.20% to 1.40%	3,818	121.36 to 1,195.12	3,160,512	0.00%	5.20% to 4.99%
2015	1.20% to 1.40%	4,125	115.36 to 1,138.32	3,341,185	0.00%	-1.38% to -1.57%
2014	1.20% to 1.40%	4,516	116.97 to 1,156.51	3,680,136	0.00%	2.79% to 2.59%
2013	1.20% to 1.40%	4,894	113.79 to 1,127.33	3,958,341	0.00%	37.29% to 37.01%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	1.40%	73	1,080.60	78,884	1.15%	12.26%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.40%	71	962.58	68,343	1.40%	15.96%
2015	1.40%	73	830.07	60,595	0.87%	-4.24%
2014	1.40%	125	866.79	108,348	1.58%	15.39%
2013	1.40%	89	751.16	66,853	1.32%	33.79%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2017	1.40%	1,165	1,589.21	1,851,426	0.50%	7.55%
2016	1.40%	1,188	1,477.59	1,755,378	0.63%	24.28%
2015	1.40%	1,330	1,188.90	1,581,242	0.66%	-7.40%
2014	1.40%	1,592	1,283.96	2,044,059	0.51%	5.54%
2013	1.40%	1,935	1,216.62	2,354,152	0.76%	38.45%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2017	1.40%	1,047	1,483.56	1,553,291	0.00%	11.93%
2016	1.40%	1,128	1,325.47	1,495,129	0.32%	21.09%
2015	1.40%	1,276	1,094.64	1,396,765	0.36%	-3.00%
2014	1.40%	1,495	1,128.50	1,687,114	0.16%	-0.59%
2013	1.40%	1,714	1,135.15	1,945,640	0.14%	38.99%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2017	1.40%	3,736	3,115.12	11,638,071	1.71%	19.85%
2016	1.40%	4,102	2,599.23	10,662,034	1.78%	10.05%
2015	1.40%	4,569	2,361.96	10,791,778	1.77%	-0.23%
2014	1.40%	5,052	2,367.47	11,960,478	1.79%	11.72%
2013	1.40%	5,520	2,119.21	11,698,019	1.85%	30.24%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.40%	7,301	1,505.97	10,995,078	0.48%	25.55%
2016	1.40%	8,149	1,199.52	9,774,862	0.73%	2.20%
2015	1.40%	7,953	1,173.75	9,334,809	0.62%	3.63%
2014	1.40%	8,674	1,132.61	9,824,272	0.71%	7.29%
2013	1.40%	9,673	1,055.68	10,211,608	0.77%	34.80%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	1.40%	478	1,473.33	704,252	0.24%	25.31%
2016	1.40%	569	1,175.78	669,017	0.44%	1.89%
2015	1.40%	779	1,153.95	898,925	0.37%	3.37%
2014	1.40%	875	1,116.38	976,832	0.44%	7.05%
2013	1.40%	1,072	1,042.83	1,117,912	0.49%	34.39%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2017	1.40%	932	1,262.23	1,176,396	3.09%	16.35%
2016	1.40%	1,001	1,084.84	1,085,922	2.67%	16.25%
2015	1.40%	1,181	933.15	1,102,054	1.47%	-7.60%
2014	1.40%	1,579	1,009.88	1,594,608	1.70%	7.69%
2013	1.40%	1,714	937.77	1,607,333	0.00%	33.76%
NVIT Money Market Fund - Class IV (SAM4)
2017	1.20% to 1.40%	7,180	67.83 to 631.56	4,532,331	0.41%	-0.78% to -0.98%
2016	1.20% to 1.40%	7,890	68.36 to 637.81	5,030,062	0.01%	-1.19% to -1.39%
2015	1.20% to 1.40%	8,456	69.18 to 646.79	5,466,983	0.00%	-1.20% to -1.40%
2014	1.20% to 1.40%	9,463	70.03 to 655.98	6,205,174	0.00%	-1.20% to -1.40%
2013	1.20% to 1.40%	10,713	70.88 to 665.29	7,124,893	0.00%	-1.20% to -1.40%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	1.40%	143	686.87	98,223	1.40%	-0.51%
2016	1.40%	138	690.38	95,272	1.15%	-0.18%
2015	1.40%	166	691.65	114,814	1.43%	-1.21%
2014	1.40%	190	700.11	133,022	1.59%	-0.79%
2013	1.40%	190	705.68	134,079	0.00%	-0.78%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	1.40%	91	1,074.78	97,805	0.57%	11.79%
2016	1.40%	110	961.43	105,757	0.77%	25.60%
2015	1.40%	130	765.46	99,510	0.75%	-13.03%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.40%	137	880.16	120,582	0.74%	8.33%
2013	1.40%	141	812.52	114,565	1.19%	29.31%
High Yield Portfolio - Administrative Class (PMVHYA)
2017	1.40%	199	1,156.23	230,090	4.87%	5.13%
2016	1.40%	213	1,099.77	234,250	5.27%	10.89%
2015	1.40%	288	991.72	285,616	5.26%	-3.05%
2014	1.40%	319	1,022.89	326,303	5.23%	1.89%
2013	1.40%	513	1,003.90	515,000	5.41%	4.26%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	1.40%	357	1,057.17	377,409	2.01%	3.46%
2016	1.40%	418	1,021.85	427,132	2.11%	1.25%
2015	1.40%	492	1,009.21	496,532	4.72%	-0.97%
2014	1.40%	606	1,019.10	617,576	2.18%	2.81%
2013	1.40%	674	991.24	668,094	2.19%	-3.33%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	1.40%	267	916.73	244,766	2.34%	10.69%
2016	1.40%	287	828.20	237,694	0.00%	4.95%
2015	1.40%	313	789.16	247,008	7.22%	-14.30%
2014	1.40%	450	920.80	414,359	5.73%	0.76%
2013	1.40%	577	913.82	527,273	2.91%	-10.43%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	1.40%	822	1,656.65	1,361,770	0.44%	48.94%
2016	1.40%	992	1,112.28	1,103,384	0.48%	-1.29%
2015	1.40%	1,067	1,126.76	1,202,258	0.59%	-15.19%
2014	1.40%	1,289	1,328.55	1,712,505	0.52%	-1.80%
2013	1.40%	1,404	1,352.90	1,899,471	1.65%	10.46%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	1.40%	373	1,220.38	455,203	0.00%	-3.06%
2016	1.40%	377	1,258.92	474,613	0.38%	41.72%
2015	1.40%	400	888.33	355,331	0.03%	-34.37%
2014	1.40%	495	1,353.61	670,039	0.10%	-20.23%
2013	1.40%	729	1,696.88	1,237,029	0.74%	9.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	1.40%	758	863.33	654,406	0.00%	27.34%
2016	1.40%	915	677.97	620,346	0.00%	6.15%
2015	1.40%	1,103	638.68	704,459	0.00%	-2.83%
2014	1.40%	1,228	657.30	807,160	0.00%	-1.04%
2013	1.40%	1,563	664.21	1,038,157	0.01%	41.80%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	1.40%	658	1,297.35	853,660	0.67%	18.77%
2016	1.40%	698	1,092.33	762,449	2.00%	10.67%
2015	1.40%	715	986.99	705,701	0.13%	-4.43%
2014	1.40%	746	1,032.77	770,443	0.06%	8.89%
2013	1.40%	836	948.46	792,913	0.20%	28.86%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%	209	357.29	74,674	1.03%	-0.65%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.40%	801	634.26	508,043	0.00%	19.73%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	1.40%	1,842	845.74	1,557,847	0.35%	3.17%
2014	1.40%	2,016	819.78	1,652,680	0.34%	9.78%
2013	1.40%	2,283	746.76	1,704,862	0.66%	27.94%

2017	Contract Owners’ Equity:				$71,807,147
2016	Contract Owners’ Equity:				$68,045,458
2015	Contract Owners’ Equity:				$71,510,513
2014	Contract Owners’ Equity:				$82,430,867
2013	Contract Owners’ Equity:				$88,684,577

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.